Leases - Schedule of Changes in Lease Liabilities (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Balances at beginning of the year	₱ 42,435	₱ 21,686
Additions (Note 28)	15,759	34,277
Accretion on lease liabilities from continuing operations (Notes 5)	3,266	2,057
Accretion on lease liabilities from discontinued operations	2	7
Business combination		46
Reclassification to lease liabilities classified as held-for-sale	(1,503)	(1,668)
Foreign exchange gains - net	1	215
Lease modifications	(933)	317
Termination	(774)	(6,171)
Settlement of obligations	(10,707)	(8,331)
Balances at end of the year	47,546	42,435
Less current portion of lease liabilities (Note 27)	5,921	10,477
Noncurrent portion of lease liabilities (Note 27)	₱ 41,625	₱ 31,958